Derivative Liabilities (Details) - Schedule of estimated initially and on a quarterly basis using the Black-Scholes option	1 Months Ended	12 Months Ended
	Feb. 23, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 kr / shares
Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of estimated initially and on a quarterly basis using the Black-Scholes option [Line Items]
Risk-free interest	(0.38%)	(0.41%)
Expected dividend yield	0.00%	0.00%
Contractual life (years)	3 years	2 years 2 months 1 day
Expected volatility	104.10%	106.50%
T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of estimated initially and on a quarterly basis using the Black-Scholes option [Line Items]
Risk-free interest		(0.57%)
Expected dividend yield		0.00%
Contractual life (years)		8 months 15 days
Expected volatility		106.50%
Minimum [Member] | Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of estimated initially and on a quarterly basis using the Black-Scholes option [Line Items]
Exercise price	$ 17	$ 20
Share price	13.5	5
Minimum [Member] | T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of estimated initially and on a quarterly basis using the Black-Scholes option [Line Items]
Exercise price		36.5
Share price		5
Maximum [Member] | Settlement Warrants for the Termination of Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of estimated initially and on a quarterly basis using the Black-Scholes option [Line Items]
Exercise price | (per share)	375		kr 165
Share price | (per share)	$ 130.5		kr 40
Maximum [Member] | T01 Warrants [Member]
Derivative Liabilities (Details) - Schedule of estimated initially and on a quarterly basis using the Black-Scholes option [Line Items]
Exercise price		300
Share price		$ 40